Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Oil and natural gas sales	$ 57,758	$ 24,655	$ 36,380	$ 36,860	$ 25,147	$ 24,655	$ 26,799	$ 26,895	$ 26,195	$ 24,538	$ 123,042	$ 104,427	$ 63,989
Income from operations	12,657	14,948	22,520	27,039	7,114	14,948	(898)	14,476	13,291	12,086	71,621	38,955	137,010
Income tax (expense) benefit	(135,213)	0	(2,194)	0	(68)	0	(26)	405	97	(137)	(2,262)	339	(550)
Net income (loss)	(127,530)	12,866	17,976	24,037	7,859	12,866	(2,695)	8,865	23,174	6,564	62,738	35,908	131,172
Pro forma information:
Pro forma provision for income taxes	(2,689)		6,472	8,653	2,829	4,632					(22,586)
Pro forma net income	$ (127,301)	$ 16,519	$ 11,504	$ 15,384	$ 5,030	$ 8,234					$ 40,152
Basic and diluted (in dollars per share)			$ 0.36	$ 0.48	$ 0.16	$ 0.26					$ 1.26